Related Party Transactions - Summary Of Transactions With Related Parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transactions
Transactions with related parties	¥ 65,109	$ 9,440	¥ 56,050
Hainan Huiliu
Related Party Transactions
Transactions with related parties	63,474	9,203	54,525
Shenyang Bokai
Related Party Transactions
Transactions with related parties	¥ 1,635	$ 237	¥ 1,525